Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic:
Net income attributable to CNH Global N.V.	$ 1,142	$ 939	$ 452
Weighted average common shares outstanding-basic	240.8	239.4	237.8
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68	$ 3.92	$ 1.90
Diluted:
Net income attributable to CNH Global N.V.	1,142	939	452
Weighted average common shares outstanding-basic	240.8	239.4	237.8
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)		1.0	0.8
Weighted average common shares outstanding-diluted	240.8	240.4	238.6
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68	$ 3.91	$ 1.89
Common Shares [Member]
Basic:
Net income attributable to CNH Global N.V.	151
Weighted average common shares outstanding-basic	28.9
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Diluted:
Net income attributable to CNH Global N.V.	151
Weighted average common shares outstanding-basic	28.9
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)
Weighted average common shares outstanding-diluted	28.9
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Common Class B [Member]
Basic:
Net income attributable to CNH Global N.V.	991
Weighted average common shares outstanding-basic	211.9
Basic earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68
Diluted:
Net income attributable to CNH Global N.V.	$ 991
Weighted average common shares outstanding-basic	211.9
Effect of dilutive securities (when dilutive):
Stock Compensation Plans(A)
Weighted average common shares outstanding-diluted	211.9
Diluted earnings per share attributable to CNH Global N.V. common shareholders and common shares B	$ 4.68